GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill activity

Goodwill
Balances at December 31, 2024	$23,965
Acquisition	(23,965)
Foreign exchange translation	–
Balances at December 31, 2025	$0

Schedule of Intangible Assets and Goodwill [Table Text Block]

	December 31,
	2025	2024
Patents	$904,269	$904,269
Less: accumulated amortization	(752,662)	(701,634)
Patents, net	$151,607	$202,635

Schedule of future expected amortization of patents

2026	51,028
2027	51,028
Thereafter	49,551
$151,607